Expense Example {- Fidelity Government Income Fund} - 08.31 Fidelity Government Income Fund AMCIZ PRO-12 - Fidelity Government Income Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Government Income Fund: Class A
Expense Example:
1 year	$ 475
3 years	633
5 years	805
10 years	1,305
Fidelity Advisor Government Income Fund: Class M
Expense Example:
1 year	474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Government Income Fund: Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,616
Fidelity Advisor Government Income Fund: Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Government Income Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500